CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 1,044	$ 831
Restricted cash	50	268
Marketable securities	96	426
Accounts receivables, net	718	1,017
Amount due from related party - current	639	402
Assets held for sale - current	0	134
Other current assets	395	222
Total current assets	2,942	3,300
Non-current assets
Investment in associated companies	2,590	2,898
Marketable securities	228	325
Newbuildings	1,479	2,030
Drilling units	14,930	15,145
Goodwill	0	604
Restricted cash	198	181
Deferred tax assets	81	39
Equipment	46	46
Amount due from related party - non-current	517	313
Assets held for sale - non-current	128	1,105
Other non-current assets	331	311
Total non-current assets	20,528	22,997
Total assets	23,470	26,297
Current liabilities
Current portion of long-term debt	1,489	2,267
Trade accounts payable	141	84
Short-term amounts to related party	152	189
Liabilities associated with assets held for sale - current	0	58
Other current liabilities	1,684	1,934
Total current liabilities	3,466	4,532
Non-current liabilities
Long-term debt	9,054	10,208
Long-term debt due to related parties	438	351
Deferred tax liabilities	136	67
Liabilities associated with assets held for sale - non-current	0	50
Other non-current liabilities	401	699
Total non-current liabilities	10,029	11,375
Commitments and contingencies	0	0
Equity
Common shares of par value US$2.00 per share: 800,000,000 shares authorized 492,759,940 outstanding at December 31, 2015 (December 31, 2014, 492,759,938)	985	985
Additional paid in capital	3,275	3,258
Contributed surplus	1,956	1,956
Accumulated other comprehensive loss	(120)	(448)
Retained earnings	3,275	4,013
Total Shareholder’s equity	9,371	9,764
Non-controlling interest	604	626
Total equity	9,975	10,390
Total liabilities and equity	$ 23,470	$ 26,297